Related Party Transactions - Successful Acquisition of 52% interest in Six LNG Carriers - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Feb. 29, 2012 Vessel	Dec. 31, 2014
Related Party Transaction [Line Items]
Equity method investment ownership percentage		100.00%
Teekay LNG-Marubeni Joint Venture [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage	52.00%
Number of vessels	6
Teekay Corporation [Member] | Teekay LNG-Marubeni Joint Venture [Member]
Related Party Transaction [Line Items]
One-time fee to Teekay Corporation for its support in Partnership's successful acquisition	7.0